Note 12 - Related Party Transactions (Details Textual) - CAD ($)	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Mar. 31, 2019
Statement Line Items [Line Items]
Revenue from rendering of services, related party transactions	$ 24,000	$ 17,000
Subordinated notes payable [member]
Statement Line Items [Line Items]
Notional amount			$ 5,000,000.0
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	1,400,000	1,400,000
Allowance account for credit losses of financial assets at end of period	0	0
Key management personnel of entity or parent [member] | Subordinated notes payable [member]
Statement Line Items [Line Items]
Notional amount			$ 500,000
Corporation controlled by key management personnel [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 2,400,000	$ 2,400,000